Income Taxes - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	35.00%
Operating loss carryforwards	$ 175.6
Valuation allowance	$ 0.9